Defined benefit plans - Summary of composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Debt securities	₩ 38,634	₩ 5,002
Due from banks	2,046,507	2,044,101
Other	376,730	217,145
Plan assets	₩ 2,461,871	₩ 2,266,248